UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2024

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The average total net of fees return† of the LSV Global Value Fund, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing periods ending April 30, 2024 were as follows:

	Trailing 6-months	One Year	Three Years	Five Years	Seven Years	Since Inception

LSV Global Value Fund, Institutional Class Shares*	19.36%	18.30%	6.21%	8.52%	7.38%	6.34%

Benchmark:
MSCI AC World Index	19.77%	17.46%	4.27%	9.44%	9.47%	7.93%
Broad Market:
MSCI AC World Value Index	17.23%	12.50%	4.54%	6.42%	6.37%	5.23%

† Periods longer than one year are annualized.

* Month Ended April 30, 2024.

Institutional Class Shares performance as of 3/31/24: 26.70% (1 year), 11.27% (5 year) and 6.69% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 6/26/2014.

Despite concerns surrounding higher interest rates and geopolitical tensions, global equities rallied over the past six-month period, thanks to optimism regarding the potential for interest rate cuts from global central banks later in the year. The U.S. market, with a weight of around 60% in the index, showed resilience and supported the overall index performance. The global equity market as measured by the MSCI AC World Index was up 19.77% for the six months ended April 30, 2024. While the market rewarded the mega-cap growth stocks in the period, smaller stocks and value-oriented stocks lagged behind. From a style perspective, value stocks (as measured by the MSCI Indices) underperformed growth—the MSCI AC World Value Index was up 17.23% while the MSCI AC World Growth Index was up 22.91% (both in USD). The LSV Global Value Equity Fund, Institutional Class Shares, was up 19.36% for the period.

The Fund’s deeper value bias detracted over the period as value stocks lagged amidst the narrow market rally. Performance attribution further indicates that both stock and sector selection slightly detracted from portfolio relative returns for the period. Stock selection relative losses were largely the result of the underperformance of names within Health Care, Communication Services, and Information Technology. Within Health Care, holdings in the Pharmaceuticals and Biotechnology industries lagged. Within Communication Services, avoiding expensive holdings in the Interactive Media & Services industry detracted from excess returns over the period while holdings within Cable & Satellite, and Integrated Telecommunication Services underperformed. Within Information Technology, holdings in the Semiconductors and Communications Equipment industry also struggled. On the positive side, stock selection added value within Financials, Utilities and Industrials. Sector allocation relative losses were modest and primarily the result of our overweight to the Energy sector and underweight to Information Technology stocks.

Top contributors for the past six months included our overweight positions in Dell Technologies, Builders Firstsource, Petro China Co, Gail (India), Owens Corning, NRG Energy, Qualcomm, Encore Wire, and General Motors. Not owning Apple, Tesla, United Health Group, Microsoft, Adobe, Nestle S.A., Humana, AIA Group, and Procter & Gamble also added value. The main individual detractors included our overweight positions in Gilead Sciences, Comcast, Cisco Systems, Jabil, Archer-Daniels-Midland, Pfizer, Capri Holdings, Bristol-Myers Squibb, Alibaba Group Holding, and Intel. Not owning Nvidia Alphabet, Amazon, Taiwan Semiconductor, Lilly, JP Morgan Chase, General Electric, ASML, Advanced Micro Devices and Novo Nordisk also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10.0x forward earnings compared to 17.8x for the MSCI AC World Index, 1.5x book

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

value compared to 3.0x for the benchmark and 6.7x cash flow compared to 14.6x for the MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Industrials, Financials and Energy sectors while underweight Information Technology, Real Estate and Communication Services.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed Markets countries.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2024	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (57.9%)
Communication Services (3.7%)
AT&T	39,300	$664
Comcast, Cl A	20,100	766
Fox	8,200	254
Meta Platforms, Cl A	800	344
Nexstar Media Group, Cl A	1,300	208
Playtika Holding	19,700	143
Verizon Communications	10,900	430

		2,809

Consumer Discretionary (7.7%)
AutoNation*	2,200	354
Best Buy	2,900	214
Brunswick	3,200	258
Capri Holdings*	3,200	114
Carter’s	3,200	219
Dick’s Sporting Goods	1,400	281
eBay	3,300	170
Foot Locker	4,800	100
Ford Motor	30,800	374
General Motors	12,200	544
Goodyear Tire & Rubber*	22,700	271
Group 1 Automotive	1,200	353
H&R Block	6,800	321
Harley-Davidson	5,900	203
Kohl’s	6,600	158
Lear	1,900	239
Macy’s	10,500	193
Polaris	2,100	179
PulteGroup	2,500	279
Thor Industries	1,700	169
Tri Pointe Homes*	11,100	409
Whirlpool	2,500	237
Winnebago Industries	3,800	234

		5,873

Consumer Staples (3.0%)
Altria Group	7,000	307
Archer-Daniels-Midland	4,600	270

LSV Global Value Fund

	Shares	Value (000)
Consumer Staples (continued)
Bunge Global	2,600	$265
Conagra Brands	7,500	231
Ingredion	2,800	320
Kroger	7,300	405
Molson Coors Beverage, Cl B	6,600	378
Walgreens Boots Alliance	6,800	121

		2,297

Energy (2.3%)
California Resources	5,900	312
Chesapeake Energy	2,800	252
Marathon Petroleum	3,400	617
Phillips 66	1,890	271
Valero Energy	1,500	240
Vitesse Energy	788	17

		1,709

Financials (10.8%)
Aflac	2,500	209
Ally Financial	9,600	368
American International Group	8,200	617
Ameriprise Financial	1,100	453
Bank of New York Mellon	7,500	424
BankUnited	7,300	195
Capital One Financial	2,300	330
Carlyle Secured Lending	17,200	295
Citigroup	7,200	441
Citizens Financial Group	5,400	184
Discover Financial Services	1,600	203
Everest Group	500	183
First Horizon	18,400	275
Hartford Financial Services Group	3,900	378
Jefferies Financial Group	5,500	237
Lincoln National	4,000	109
M&T Bank	2,000	289
MetLife	3,600	256
MGIC Investment	19,600	397
NCR Atleos*	5,800	116
PayPal Holdings*	4,200	285
Prudential Financial	1,400	155
Radian Group	11,500	344
Regions Financial	10,600	204
Rithm Capital‡	29,200	325
State Street	7,300	529
Wells Fargo	8,100	481
Zions Bancorp	4,000	163

		8,445

Health Care (7.8%)
AbbVie	1,300	211
Amgen	1,600	438
Bristol-Myers Squibb	7,600	334

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Health Care (continued)
Cardinal Health	3,800	$392
Centene*	4,700	343
CVS Health	5,600	379
DaVita*	2,100	292
Exelixis*	8,400	197
Gilead Sciences	8,000	522
Incyte*	4,000	208
Ironwood Pharmaceuticals, Cl A*	24,800	192
Jazz Pharmaceuticals*	1,700	188
Johnson & Johnson	1,500	217
McKesson	600	322
Merck	6,300	814
Organon	8,500	158
Pfizer	16,400	420
United Therapeutics*	845	198
Viatris, Cl W	20,500	237

		6,062

Industrials (8.7%)
AGCO	2,800	320
Alaska Air Group*	5,500	237
Allison Transmission Holdings	6,500	478
Builders FirstSource*	3,900	713
CNH Industrial	19,000	217
CSG Systems International	4,200	198
Cummins	1,400	395
Delta Air Lines	5,600	280
Encore Wire	1,800	503
FedEx	1,800	471
Lockheed Martin	800	372
Mueller Industries	6,600	368
NEXTracker, Cl A*	230	10
Oshkosh	2,600	292
Owens Corning	2,600	437
Ryder System	3,000	366
Textron	5,400	457
United Airlines Holdings*	4,200	216
Wabash National	10,500	243

		6,573

Information Technology (11.2%)
Adeia	22,400	220
Amdocs	3,100	260
Amkor Technology	13,200	427
Applied Materials	2,000	397
Arrow Electronics*	2,700	345
Avnet	5,800	283
Cirrus Logic*	4,465	395
Cisco Systems	14,300	672
Cognizant Technology Solutions, Cl A	5,600	368
Dell Technologies, Cl C	4,900	611
DXC Technology*	8,800	172

LSV Global Value Fund

	Shares	Value (000)
Information Technology (continued)
Flex*	17,400	$499
Hewlett Packard Enterprise	28,700	488
HP	13,100	368
Intel	10,800	329
International Business Machines	2,700	449
Jabil	3,800	446
NCR Voyix*	11,600	142
NetApp	1,700	174
Oracle	3,300	375
QUALCOMM	5,700	945
Skyworks Solutions	2,300	245
Xerox Holdings	13,100	174

		8,784

Materials (1.6%)
Berry Global Group	4,000	227
Eastman Chemical	2,800	264
LyondellBasell Industries, Cl A	2,000	200
Mosaic	7,600	239
Sylvamo	5,100	319

		1,249

Real Estate (0.5%)
Apple Hospitality‡	10,800	159
Host Hotels & Resorts‡	14,000	265

		424

Utilities (0.6%)
NRG Energy	6,000	436

TOTAL U.S. COMMON STOCK (Cost $40,570)		44,661

Foreign Common Stock (41.1%)
Australia (1.0%)
BlueScope Steel	20,700	302
New Hope	60,300	175
Rio Tinto	3,900	325

		802

Austria (0.8%)
BAWAG Group	5,600	334
OMV	6,000	285

		619

Belgium (0.4%)
Solvay	2,200	71

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Belgium (continued)
Syensqo*	2,200	$204

		275

Brazil (0.5%)
JBS	58,900	266
Vibra Energia	31,000	140

		406

Canada (2.0%)
ARC Resources	20,500	371
B2Gold	44,400	112
iA Financial	3,100	188
Magna International	4,100	196
Suncor Energy	18,500	706

		1,573

China (4.3%)
Alibaba Group Holding	51,200	479
China CITIC Bank, Cl H	542,000	317
China Petroleum & Chemical, Cl H	352,000	210
China Water Affairs Group	140,000	87
Dongfeng Motor Group, Cl H	308,000	112
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	213
NetDragon Websoft Holdings	103,000	144
PetroChina, Cl H	994,000	926
Shanghai Pharmaceuticals Holding, Cl H	79,400	113
Sinopharm Group, Cl H	70,400	178
Sinotrans, Cl H	461,000	221
Vipshop Holdings ADR	19,100	287

		3,287

Finland (0.7%)
Nokia	56,200	204
Nordea Bank Abp	22,300	259
TietoEVRY	3,600	68

		531

France (3.1%)
AXA	8,800	304
BNP Paribas	3,900	281
Bouygues	7,900	291
Ipsen	2,000	243
Metropole Television	7,600	107
Orange	17,300	193
Rubis SCA	7,800	270

LSV Global Value Fund

	Shares	Value (000)
France (continued)
Sanofi	1,800	$178
TotalEnergies	7,000	508

		2,375

Germany (2.4%)
Allianz	1,100	312
Bayerische Motoren Werke	3,500	381
Daimler Truck Holding	6,600	298
DHL Group	5,300	222
Mercedes-Benz Group	4,500	340
Muenchener Rueckversicherungs	600	264

		1,817

Hong Kong (0.5%)
PAX Global Technology	129,000	108
WH Group	412,681	300

		408

Hungary (0.3%)
MOL Hungarian Oil & Gas	26,400	217

India (0.5%)
GAIL India GDR	26,672	397

Indonesia (0.2%)
United Tractors	120,100	183

Israel (0.3%)
Teva Pharmaceutical Industries*	14,100	197

Italy (1.2%)
A2A	179,700	354
Eni	21,200	341
Mediobanca Banca di Credito Finanziario	18,700	266

		961

Japan (6.1%)
DCM Holdings	15,900	147
Horiba	1,900	184
Isuzu Motors	26,500	336
ITOCHU	6,700	302
Kaga Electronics	6,600	260
Kandenko	28,500	318
Lintec	13,400	267

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Japan (continued)
Nippon Telegraph & Telephone	95,000	$103
Niterra	14,100	463
Nomura Holdings	58,600	333
Ono Pharmaceutical	6,600	95
ORIX	10,400	213
Ricoh	43,100	372
Ricoh Leasing	7,000	238
SKY Perfect JSAT Holdings	60,900	358
Sumitomo	15,400	406
Tsubakimoto Chain	5,000	172
Valor	4,800	74

		4,641

Mexico (0.3%)
Coca-Cola Femsa	26,300	260

Netherlands (1.7%)
Aegon	41,800	260
Koninklijke Ahold Delhaize	10,100	307
Shell	15,900	565
Signify	7,000	191

		1,323

Norway (0.3%)
DNB Bank	11,500	200

Poland (0.3%)
Asseco Poland	12,386	243

Puerto Rico (0.4%)
OFG Bancorp	9,200	332

Russia (–%)
Gazprom PJSC(A),(B)*	15,900	—
LUKOIL PJSC(A),(B)	1,600	—

		—

South Africa (0.4%)
Absa Group	21,000	162
Anglo American	5,100	167

		329

South Korea (1.0%)
Huons	1,870	46
Kginicis	5,400	45
KT	8,800	220

LSV Global Value Fund

	Shares	Value (000)
South Korea (continued)
LG Uplus	12,500	$89
Samsung Electronics	4,000	223
SK Telecom	3,900	144

		767

Spain (0.7%)
Indra Sistemas	12,180	233
Mapfre	128,500	310

		543

Sweden (1.6%)
Bilia, Cl A	8,600	108
Inwido	19,500	240
SKF, Cl B	10,900	224
Swedbank	14,400	275
Volvo, Cl B	15,200	388

		1,235

Switzerland (2.0%)
Novartis	9,200	892
Roche Holding AG	900	216
Sandoz Group*	1,840	63
UBS Group	13,300	349

		1,520

Taiwan (2.8%)
ASE Technology Holding	113,000	509
Chipbond Technology	112,000	261
Compeq Manufacturing	149,000	351
Novatek Microelectronics	17,000	321
Powertech Technology	68,000	362
Topco Scientific	26,751	204
Tripod Technology	26,000	156

		2,164

Thailand (0.3%)
Krung Thai Bank	494,600	224

Turkey (0.6%)
Coca-Cola Icecek	21,946	492

United Kingdom (4.4%)
3i Group	12,600	450
Aviva	45,600	265
BAE Systems	20,500	341
Barclays	120,200	303
British American Tobacco	5,100	150
GSK	42,300	878

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
United Kingdom (continued)
J Sainsbury	84,900	$278
Lloyds Banking Group	610,200	394
Tesco	85,700	316

		3,375

TOTAL FOREIGN COMMON STOCK (Cost $28,023)		31,696

Foreign Preferred Stock (0.3%)
Brazil** (0.3%)
Petroleo Brasileiro	28,800	233

TOTAL FOREIGN PREFERRED STOCK (Cost $228)		233

	Face Amount (000)
Repurchase Agreement (0.2%)
South Street Securities 5.000%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $160 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $52, 0.625% - 4.625%, 03/15/2025 – 02/15/2033; total market value $163)	$160	160

TOTAL REPURCHASE AGREEMENT (Cost $160)		160

Total Investments – 99.5% (Cost $68,981)		$76,750

Percentages are based on Net Assets of $77,110 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock United States	$44,661	$–	$–	$44,661

Total Common Stock	44,661	–	–	44,661

Foreign Common Stock
Australia	–	802	–	802
Austria	–	619	–	619
Belgium	–	275	–	275
Brazil	406	–	–	406
Canada	1,573	–	–	1,573
China	287	3,000	–	3,287
Finland	–	531	–	531
France	–	2,375	–	2,375
Germany	–	1,817	–	1,817
Hong Kong	–	408	–	408
Hungary	217	–	–	217
India	397	–	–	397
Indonesia	–	183	–	183
Israel	–	197	–	197
Italy	–	961	–	961
Japan	–	4,641	–	4,641
Mexico	260	–	–	260
Netherlands	–	1,323	–	1,323
Norway	–	200	–	200
Poland	–	243	–	243
Puerto Rico	332	–	–	332
Russia‡	–	–	–^	–
South Africa	–	329	–	329
South Korea	–	767	–	767
Spain	–	543	–	543
Sweden	–	1,235	–	1,235
Switzerland	–	1,520	–	1,520
Taiwan	–	2,164	–	2,164
Thailand	–	224	–	224
Turkey	–	492	–	492
United Kingdom	–	3,375	–	3,375

Total Foreign Common Stock	3,472	28,224	–	31,696

Foreign Preferred Stock
Brazil	233	–	–	233

Total Foreign Preferred Stock	233	–	–	233

Total Repurchase Agreement	–	160	–	160

Total Investments in Securities	$48,366	$28,384	$–	$76,750

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

‡

For the period ended April 30, 2024, there were no significant changes into/ out of Level 3. The transfer into Level 3 investments for the Fund were immaterial, although the unrealized appreciation/(depreciation) on these investments was $(259)($ Thousands). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until April 30, 2024, Russian-held investments were deemed to be worthless due to sanctions and inaccessibility

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

of the market.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)
April 30, 2024	(Unaudited)

LSV Global Value Fund

Assets:
Investments, at Value (Cost $68,981)	$76,750
Foreign Currency, at Value (Cost $102)	101
Dividends and Interest Receivable	231
Receivable for Capital Shares Sold	139
Receivable for Investment Securities Sold	4
Reclaims Receivable	95
Prepaid Expenses	10

Total Assets	77,330

Liabilities:
Payable for Investment Securities Purchased	119
Payable due to Investment Adviser	36
Payable for Custody Fees	18
Payable due to Distributor	16
Payable for Fund Shares Redeemed	5
Payable due to Administrator	4
Payable due to Trustees	2
Other Accrued Expenses	20

Total Liabilities	220
Net Assets	$77,110

Net Assets Consist of:
Paid-in Capital	$67,648
Total Distributable Earnings	9,462
Net Assets	$77,110

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($75,159 ÷ 5,320,777 shares)(1)	$14.13

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($1,951 ÷ 135,551 shares)(1)	$14.39

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)
For the six months ended April 30, 2024	(Unaudited)

LSV Global Value Fund

Investment Income:

Dividend Income	$1,166

Interest Income	8

Foreign Taxes Withheld	(59)

Total Investment Income	1,115

Expenses:

Investment Advisory Fees	278

Administration Fees	22

Trustees’ Fees	3

Distribution Fees - Investor Class	2

Chief Compliance Officer Fees	1

Custodian Fees	32

Transfer Agent Fees	22

Registration and Filing Fees	19

Printing Fees	8

Professional Fees	6

Insurance and Other Fees	6

Total Expenses	399

Less: Waiver of Investment Advisory Fees	(61)

Less: Fees Paid Indirectly — (see Note 4)	(2)

Net Expenses	336

Net Investment Income	779

Net Realized Gain on Investments	1,340

Net Realized Loss on Foreign Currency Transactions	(4)

Net Change in Unrealized Appreciation on Investments	10,589

Net Change in Unrealized Depreciation on Foreign Currency Translation	(3)

Net Realized and Unrealized Gain on Investments	11,922

Net Increase in Net Assets Resulting from Operations	$12,701

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2024 (Unaudited) and for the year ended October 31, 2023

	LSV Global Value Fund
	11/1/2023 to 04/30/2024	11/1/2022 to 10/31/2023

Operations:

Net Investment Income	$779	$1,839

Net Realized Gain	1,336	214

Net Change in Unrealized Appreciation	10,586	3,386

Net Increase in Net Assets Resulting from Operations	12,701	5,439

Distributions

Institutional Class Shares	(2,121)	(2,175)

Investor Class Shares	(49)	(23)

Total Distributions	(2,170)	(2,198)

Capital Share Transactions:

Institutional Class Shares:

Issued	2,220	37,756

Reinvestment of Dividends and Distributions	2,121	2,175

Redeemed	(3,498)	(7,768)

Net Increase from Institutional Class Shares Transactions	843	32,163

Investor Class Shares:

Issued	78	266

Reinvestment of Dividends and Distributions	42	20

Redeemed	(50)	(25,057)

Net Increase (Decrease) from Investor Class Shares Transactions	70	(24,771)

Net Increase in Net Assets Derived from Capital Share Transactions	913	7,392

Total Increase in Net Assets	11,444	10,633

Net Assets:

Beginning of Period	65,666	55,033

End of Year/Period	$77,110	$65,666

Shares Transactions:

Institutional Class:

Issued	163	3,028

Reinvestment of Dividends and Distributions	156	184

Redeemed	(254)	(625)

Total Institutional Class Share Transactions	65	2,587

Investor Class:

Issued	6	21

Reinvestment of Dividends and Distributions	3	1

Redeemed	(4)	(1,991)

Total Investor Class Share Transactions	5	(1,969)

Net Increase in Shares Outstanding	70	618

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2024 (Unaudited) and for the years ended October 31

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
LSV Global Value Fund
Institutional Class Shares
2024*	$12.19	$0.14	$2.21	$2.35	$(0.37)	$(0.04)	$(0.41)	$14.13	19.36%	$75,159	0.90%	1.07%	2.11%	7%
2023	11.57	0.34	0.75	1.09	(0.29)	(0.18)	(0.47)	12.19	9.57	64,048	0.90	1.05	2.75	18
2022	13.26	0.37	(1.78)	(1.41)	(0.13)	(0.15)	(0.28)	11.57	(10.89)	30,874	0.90	1.10	3.01	21
2021	9.35	0.28	3.84	4.12	(0.21)	–	(0.21)	13.26	44.51	11,486	0.90	2.07	2.21	29
2020	10.91	0.20	(1.51)	(1.31)	(0.25)	–	(0.25)	9.35	(12.43)	4,907	0.90	2.54	2.04	13
2019	10.65	0.26	0.47	0.73	(0.20)	(0.27)	(0.47)	10.91	7.56	5,098	0.90	3.19	2.55	10
Investor Class Shares
2024*	$12.40	$0.13	$2.23	$2.36	$(0.33)	$(0.04)	$(0.37)	$14.39	19.17%	$1,951	1.15%	1.32%	1.86%	7%
2023	11.51	0.27	0.80	1.07	–	(0.18)	(0.18)	12.40	9.38	1,618	1.13	1.30	2.22	18
2022	13.23	0.31	(1.76)	(1.45)	(0.12)	(0.15)	(0.27)	11.51	(11.21)	24,159	1.15	1.35	2.50	21
2021	9.33	0.19	3.90	4.09	(0.19)	–	(0.19)	13.23	44.16	39,918	1.15	1.92	1.44	29
2020	10.89	0.18	(1.51)	(1.33)	(0.23)	–	(0.23)	9.33	(12.62)	1,088	1.15	2.80	1.85	13
2019	10.64	0.23	0.47	0.70	(0.18)	(0.27)	(0.45)	10.89	7.23	967	1.15	3.47	2.24	10

*	For the six-month period ended April 30, 2024. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements April 30, 2024	(Unaudited)

1.  Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located throughout the world. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2024, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be

Notes to Financial Statements April 30, 2024	(Unaudited)

an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2024, the total market value of securities were valued based on the fair value prices provided by ICE were $28,149 (000) or 36.5% of Net Assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any interest or penalties

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding

Notes to Financial Statements April 30, 2024	(Unaudited)

of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2024, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received*	Cash Collateral Received	Net Amount
Counterparty One	$160	$160	$0	$0

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements April 30, 2024	(Unaudited)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2024, the Fund incurred $22,277 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2024, the Fund incurred $2,311 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2024, the Fund earned $1,687 in cash management credits which were used to offset transfer agent expenses. U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.  Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2025. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2024.

6.  Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2024, were as follows (000):

Purchases	$5,240
Sales	$5,654

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements April 30, 2024	(Unaudited)

The permanent differences primarily consist of foreign currency translations and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2023.

The tax character of dividends and distributions paid during the years ended October 31, 2023 and 2022 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total

2023	$1,747	$451	$2,198
2022	534	515	1,049

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,899
Undistributed Long-Term Capital Gain	58
Unrealized Depreciation	(3,026)

Total Accumulated Losses	$(1,069)

Capital loss carryforward rules allow a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has no short-term or long-term capital loss carryforwards, at October 31, 2023. During the year end October 31, 2023, $0 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2024, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 68,981	$ 13,495	$ (5,726)	$ 7,769

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and investments in passive foreign investment companies (PFICs).

8.	Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other

Notes to Financial Statements April 30, 2024	(Unaudited)

countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.

The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Concentration of Shareholders:

At April 30, 2024, 89% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2024, 78% of total shares outstanding for the Investor Class Shares were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements April 30, 2024	(Unaudited)

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,193.60	0.90%	$4.91
Investor Class Shares	1,000.00	1,191.70	1.15	6.27

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.39	0.90%	$4.52
Investor Class Shares	1,000.00	1,019.14	1.15	5.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/ or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-007-1000

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), arefiled herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024